Fair Value Measurements	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
Warrant Liability
The Warrants are accounted for as liabilities pursuant to ASC
815-40
and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the statement of operations each period.
The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Warrant liabilities:

Public Warrants	$—	$—	$29,152,500	$29,152,500
Private Placement Warrants	—	—	19,381,333	19,381,333

Total warrant liabilities	$—	$—	$48,533,833	$48,533,833

The Private Placement Warrants were valued using a Black Scholes Model, which is considered to be a Level 3 fair value measurement. The valuation uses a Black Scholes Option Pricing Model that is modified to reduce the value of the Private Placement Warrants for the probability of consummation of a Business Combination. The model utilizes key inputs including the probability of consummation of a Business Combination, implied volatility of the underlying securities indirectly derived based on comparable public company trading data, risk free interest rates based on US treasury rates, the expected time to consummation of a Business Combination based on the probability of consummation and expiration date of the warrants based on the contractual warrant terms. The primary unobservable input utilized in determining the fair value of the Public Warrants at issuance and as of March 31, 2021 is the probability of consummation of the Business Combination. The probability assigned to the consummation of a Business Combination was 90% which was determined based upon a hybrid approach of both observed success rates of business combinations for special purpose acquisition companies and the Sponsor’s track record for consummating similar transactions.
The Public Warrants were valued using a Monte Carlo Simulation, which is considered to be a Level 3 fair value measurement. The Monte Carlo Simulation model uses thousands of trials which simulate the price of underlying shares of the Company’s Class A ordinary shares over the duration of the Public Warrants. Each trial utilizes a maximum simulated price of $18.00 per Class A ordinary share which represents the price at which the Company may redeem the Public Warrants subsequent to a Business Combination. The simulation utilizes key inputs including the probability of consummation of a Business Combination, implied volatility of the underlying securities indirectly derived based on comparable public company trading data, risk free interest rates based on US treasury rates, the expected time to consummation of a Business Combination based on the probability of consummation and the time to expiration of the warrants based on the contractual warrant terms. The value of the Public Warrants is then calculated as the value implied by the difference between the future simulated price and the
$11.50 exercise price of the Public Warrants. The primary unobservable input utilized in determining the fair value of the Public Warrants at issuance and as of March 31, 2021 is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 90% which was determined based upon a hybrid approach of both observed success rates of business combinations for special purpose acquisition companies and the Sponsor’s track record for consummating similar transactions.
The following table presents a summary of the changes in the fair value of the Warrants:

	Public Warrant Liability	Private Placement Warrant Liability
Fair value, March 2, 2021 (issuance date)	$28,635,000	$18,854,666
Loss on change in fair value (1)	517,500	526,667

Fair value, March 31, 2021	$29,152,500	$19,381,333

(1) Included in Loss on change in fair value of warrant liability on the unaudited condensed statement of operations